Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 67,112	$ 80,465
Less: Deferred financing costs	(1,255)	(1,712)
Total	65,857	78,753
Less - current portion	(15,346)	(17,650)
Long-term portion	$ 50,511	$ 61,103